Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
WACC	8.00%
Goodwill impairment	$ 219.7
Intangible asset amortization	162.3	35.4	27.3
Long-lived completed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	52.4
Specialty Brands
Acquired Finite-Lived Intangible Assets [Line Items]
WACC	10.50%
Goodwill impairment	0
Specialty Generics
Acquired Finite-Lived Intangible Assets [Line Items]
WACC	10.50%
Goodwill impairment	0
Global Medical Imaging
Acquired Finite-Lived Intangible Assets [Line Items]
WACC	8.00%
Goodwill impairment	$ 219.7